Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,084,473.46
Total Fee Amount	702.17
Total Offset Amount	0.00
Net Fee	$ 702.17
Offering Table N/A
Offset Table N/A	N/A